INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 112,999	$ 85,174
Accrued expenses	2,275	469
Interest expense	23,483	25,488
Operating lease liabilities	23,503	10,119
Investment in partnerships	15,524	0
Other	803	2,619
Total deferred tax assets	178,587	123,869
Less valuation allowance	(137,771)	(94,139)	$ (81,313)
Net deferred tax assets	40,816	29,730
Deferred tax liabilities [Abstract]
Investment in partnerships	0	(14,982)
Fixed assets and goodwill	(16,900)	(9,550)
Operating lease right-of-use assets	(23,772)	(10,062)
Net deferred tax assets	$ 144
Net deferred tax liabilities		$ (4,864)